Income from companies accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 737	€ 704	€ 444
Zurich Santander Insurance America S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	194	241	223
Wizink Bank, S.A.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	56	36
Allianz Popular, S.L.
Disclosure of associates [line items]
Income from companies accounted for using the equity method	45	15
Companhia de Credito, Financiamento e Investimento RCI Brasil
Disclosure of associates [line items]
Income from companies accounted for using the equity method	21	19	12
Other Companies
Disclosure of associates [line items]
Income from companies accounted for using the equity method	€ 421	306	130
SAM Investment Holdings Limited
Disclosure of associates [line items]
Income from companies accounted for using the equity method		€ 87	€ 79